Other financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial assets [abstract]
Disclosure of other financial assets
Other financial assets consisted of the following:

		At December 31
		2017			2016
	Note	Current	Non-current	Total	Current	Non-current	Total
		(€ million)
Derivative financial assets	16	€265	€19	€284	€448	€31	€479
Debt securities measured at fair value through other comprehensive income	23	4	—	4	38	—	38
Debt securities measured at fair value through profit or loss	23	172	59	231	203	60	263
Debt securities held-to-maturity		—	2	2	—	2	2
Equity instruments measured at cost		—	43	43	—	41	41
Equity instruments measured at fair value through other comprehensive income	23	—	23	23	—	151	151
Held-for-trading investments	23	46	—	46	49	—	49
Financial receivables		—	275	275	—	320	320
Collateral deposits(1)	23	—	61	61	24	44	68
Total Other financial assets		€487	€482	€969	€762	€649	€1,411
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(1) Collateral deposits are held in connection with derivative transactions and debt obligations